INVESTMENTS - Equities (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Equities, Cost	$ 33,827,154	$ 21,785,733
Equities, Fair Value	$ 28,578,556	$ 21,089,997
Exploits Discovery Corp.
Disclosure of unconsolidated structured entities [line items]
Equities, Quantity	13,229,466	6,562,799
Equities, Cost	$ 8,462,704	$ 4,462,703
Equities, Fair Value	$ 7,276,206	3,957,368
Amount of discount on equity		$ 439,708
Labrador Gold Corp.
Disclosure of unconsolidated structured entities [line items]
Equities, Quantity	12,555,556
Equities, Cost	$ 8,850,000
Equities, Fair Value	$ 11,300,000
Long Range
Disclosure of unconsolidated structured entities [line items]
Equities, Quantity	5,000,000
Equities, Cost	$ 500,000
Equities, Fair Value	$ 500,000
MetalsTech Limited
Disclosure of unconsolidated structured entities [line items]
Equities, Quantity		3,000,000
Equities, Cost		$ 586,920
Equities, Fair Value		$ 604,852
Novo Resources Corp.
Disclosure of unconsolidated structured entities [line items]
Equities, Quantity	6,645,000	6,944,444
Equities, Cost	$ 16,014,450	$ 16,736,110
Equities, Fair Value	$ 9,502,350	$ 16,527,777